Derivative Instruments (Tables)	12 Months Ended
Mar. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Total Outstanding Notional Amount and Fair Value of Derivative Instruments
The following table sets forth the total outstanding notional amount and the fair value of the Company’s derivative instruments held at 31 March 2018 and 2017.

			Fair Value as of
(Millions of US dollars)	Notional Amount		31 March 2018		31 March 2017
	31 March 2018	31 March 2017	Assets	Liabilities	Assets	Liabilities
Derivatives not accounted for as hedges
Interest rate swap contracts	$100.0	$100.0	$0.4	$—	$—	$1.1
Foreign currency forward contracts	0.8	—	—	—	—	—
Total	$100.8	$100.0	$0.4	$—	$—	$1.1